                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

--------------------------------------------------------------------------------

                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES                           / /
   ACT OF 1933

Pre-effective Amendment No.                                           / /
--------------------------------------------------------------------------------

Post-Effective Amendment No. 45                                       /X/
                            ----

--------------------------------------------------------------------------------

                                       and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT                           / /
   COMPANY ACT OF 1940

Amendment No. 28                                                      /X/
             ----

--------------------------------------------------------------------------------
                          (Check appropriate box or boxes)
--------------------------------------------------------------------------------

                              AMWAY MUTUAL FUND TRUST

                 (Exact Name of Registrant as Specified in Charter)

2905 Lucerne Dr SE, Grand Rapids, Michigan                  49546-7116
(Address of Principal Executive Office)                     (Zip Code)

         Registrant's Telephone Number, including Area Code: (616) 787-6288

                    James J. Rosloniec, President and Treasurer
                                 Amway Mutual Fund
                              7575 Fulton Street East
                              Ada, Michigan 49355-7150
                      (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)
     / /   immediately upon filing pursuant to paragraph (b)
     / /   on (DATE) pursuant to paragraph (b)
     /X/   60 days after filing pursuant to paragraph (a) (1)
     / /   on (date) pursuant to paragraph (a) (1)
     / /   75 days after filing pursuant to paragraph (a) (2)
     / /   on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:
     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         -C-1997, AMWAY CORPORATION, U.S.A.

                                 AMWAY MUTUAL FUND
                               CROSS REFERENCE SHEET

                                       PART A
                                       ------

 Item   Caption in Class R Prospectus                                  Page No.
 ----   -----------------------------                                  --------

   1    Front Page                                                         1

   2    Fee Expense Table                                                  2

   3    Financial Highlights                                               3

   4    The Fund                                                           3
        The Fund's Investment Policy                                       4

   5    Management of the Fund                                             4
        Organization of the Fund                                           7

   6    Stockholder Inquiries                                              7
        Dividend and Capital Gain Distributions to Shareholders            7

   7    Purchase of Shares                                                 6
   8.   Determination of Net Asset Value and Offering Price of
          the Fund's Shares                                                6

   8    How Shares are Redeemed                                            6

   9    Not Applicable                                                    --

                                       PART B
                                       ------

 Item   Caption in Class R Statement of Additional Information         Page No.
 ----   ------------------------------------------------------         --------

  10    Cover Page                                                         1

  11    Contents                                                          13

  12    Not Applicable                                                    --

  13    Objectives, Policies and Restrictions on Fund's Investments        3

  14    Officers and Trustees of the Fund                                  5

  15    Principal Shareholders                                             5

  16    Investment Adviser                                                 6
        Transfer Agent                                                     8
        Custodian                                                          8
        Auditors                                                           8

                                 AMWAY MUTUAL FUND
                               CROSS REFERENCE SHEET

                                 PART B (Continued)
                                 ------

 Item   Caption in Class R Statement of Additional Information         Page No.
 ----   ------------------------------------------------------         --------

 17     Portfolio Transactions and Brokerages                              4

 18     Organization of the Fund                                           9

 19     Purchase of Shares                                                 9
        Determination of Net Asset Value and Offering Price of
          the Fund's Shares                                                9
        How Shares are Redeemed                                           10

 20     Federal Income Tax                                                10

 21     Investment Performance Information                                11

 23     Reports to Stockholders and Annual Audit                          12

                                 AMWAY MUTUAL FUND
                                     FORM N-1A

                                       PART A
                                       ------

                    Information Required in a Class R Prospectus

AMWAY MUTUAL FUND
7575 Fulton Street East
Ada, Michigan, 49355-7150
(616) 787-6288
(800) 346-2670

Contents                                                                Page

Fee Expense Table                                                          2
Financial Highlights                                                       3
The Fund                                                                   3
The Fund's Investment Policy                                               4
Management of the Fund                                                     4
Purchase of Shares                                                         4


How Shares are Redeemed                                                    4


Determination of Net Asset Value and
  Offering Price of the Fund's Shares                                      5
Retirement Plans                                                           5
Organization of Fund                                                       5
Dividend and Capital Gain Distributions
  to Shareholders                                                          5

Federal Income Tax                                                         5

Shareholder Inquiries                                                      5
Investment Performance Information                                         6


This Prospectus contains information with respect to Class R of Amway Mutual Fund. Class R is offered only to tax-exempt retirement and benefit plans of Amway Corporation and its affiliates. The fund also offers Class A, which is available to members of the general public. Information about Class A is contained in the Class A prospectus dated April 28, 1998, which is available upon request.


                               AMWAY MUTUAL FUND LOGO

                                      CLASS R
                                     PROSPECTUS

  The primary investment objective of the Fund is capital appreciation through the ownership of common stock of companies in various industries which offer growth potential. Income, while a factor in portfolio selection, is secondary to the Fund's principal objective.

  This Prospectus sets forth information regarding the Fund that a prospective investor should know prior to investing. Investors are advised to carefully read and retain this Prospectus for future reference. Additional information about the Fund has been filed with the United States Securities and Exchange Commission. Such information may be examined by any person at the Securities and Exchange Commission in Washington, D.C. or may be obtained from the Commission upon payment of the prescribed fee. The Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission. Prospective investors may request, without charge, the Statement of Additional Information, dated November, 1998, by writing or telephoning the Fund as indicated above. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  The date of this Prospectus is November, 1998.
                                                 ---------------

Printed in U.S.A.   -C-1998, AMWAY CORPORATION, U.S.A.  795055   L-2598-SAK

                                 AMWAY MUTUAL FUND

                                 FEE EXPENSE TABLE

Shareholder Transaction Expenses
     Maximum Sales Charge Imposed on Purchases                         None
     (as a percentage of offering price)

     Maximum Sales Charge Imposed on Reinvested                        None
     Dividends (as a percentage of offering price)

     Deferred Sales Charge (as a percentage of                         None
     original purchase price or redemption proceeds, as applicable)

     Redemption Fees (as a percentage of amount                        None
     redeemed, if applicable)

     Exchange Fee                                                      None

Annual Fund Operating Expenses
     (as a percentage of average net assets)

     Management Fees                                                   .55%

     12b-1 Fees                                                        None

     Other Expenses                                                    .48%
                                                                      -----

     Total Fund Operating Expenses                                    1.03%
                                                                      -----
                                                                      -----


Example*


                                           1 year   3 years   5 years   10 years
An investor would pay the following
  expenses on a $1,000 investment,
  assuming (1) 5% annual return and
  (2) redemption at the end of each
  time period:                               $11      $33       $57      $125
                                             ---      ---       ---      ----


*This example should not be considered a representation of past or future expenses and actual expenses may be greater or lesser than those shown.

  The purpose of the fee table is to provide an investor with an understanding of the various costs and expenses incurred by all shareholder accounts that an investor will bear directly or indirectly. Annual Fund Operating Expenses are based upon total expenses incurred by the Fund for Class A for the year ended December 31, 1997, and have been adjusted for Class R to reflect adoption of the Transfer Agent and Shareholder Servicing Agreement and the elimination of the 12b-1 distribution plan. Operating expenses include the Fund's portfolio accounting service expenses in the amount of $2,500 per month ($30,000 annually) which was paid through the use of directed brokerage commissions. The example, as required by the Securities and Exchange Commission, assumes a 5% annual return in determining the total expenses paid on an investment. Therefore, future expenses may be greater or less than those shown in the example.

                                 AMWAY MUTUAL FUND

                                FINANCIAL HIGHLIGHTS

The table below shows financial information for Amway Mutual Fund expressed in terms of one share outstanding throughout the period for Class A. The estimated expenses for Class R, which are lower than the expenses for Class A, are disclosed in the Fee Expense Table. The investment performance of Class R is expected to be substantially similar to Class A because both Classes invest in the same portfolio of securities and investment performance will differ only to the extent that the Classes do not have the same expenses. The estimated expenses for Class R, which are lower than the expenses for Class A, are disclosed in the Fee Expense Table. The financial statements are contained in the Fund's 1997 Annual Report to Shareholders along with additional information about the performance of the Fund which may be obtained by writing or calling the Fund.


(Selected data for each share of beneficial interest in Class A outstanding throughout each period.)



                                                                                           Year ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                     1997      1996     1995*      1994      1993      1992      1991      1990      1989      1988
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  beginning of period               $7.62     $7.43     $6.88     $7.71     $7.57     $8.11     $6.82     $7.26     $6.49     $7.87
  Income from investment
    operations:
  Net investment income               .09       .10       .10       .03       .02       .02       .06       .08       .16       .16
  Net gain (loss) on securities      1.62      1.59      1.98      (.49)      .78       .10      2.65      (.01)     1.93       .36
                                    ------------------------------------------------------------------------------------------------

Total from investment
  operations                         1.71      1.69      2.08      (.46)      .80       .12      2.71       .07      2.09       .52
                                    ------------------------------------------------------------------------------------------------

Distributions:
  Dividends (from net
    investment income)                .10       .09       .11       .03       .02       .02       .06       .08       .16       .15
  Distributions (from
    capital gains)                   1.50      1.41      1.42       .34       .64       .64      1.36       .43      1.16      1.75
                                    ------------------------------------------------------------------------------------------------

Total distributions                  1.60      1.50      1.53       .37       .66       .66      1.42       .51      1.32      1.90
                                    ------------------------------------------------------------------------------------------------
Net Asset Value, end of period      $7.73     $7.62     $7.43     $6.88     $7.71     $7.57     $8.11     $6.82     $7.26     $6.49
                                    ------------------------------------------------------------------------------------------------

Total Return                        22.47%   23.18%    30.55%    (5.87%)   10.85%     1.77%    41.81%     1.01%    32.83%     6.89%

Ratios/Supplemental Data
  Net assets, end of period
    (000's omitted)              $139,164  $113,327   $77,248   $58,921   $61,741   $55,342   $53,238   $38,286   $39,029   $31,274
  Ratio of expenses to
    average net assets**              .9%      1.0%      1.1%      1.1%      1.1%      1.1%      1.1%      1.2%      1.2%      1.3%
  Ratio of net income to
    average net assets               1.1%      1.2%      1.2%       .4%       .2%       .3%       .7%      1.1%      2.0%      1.9%
  Portfolio turnover rate          103.1%    100.4%    173.3%     78.1%     91.5%    136.5%    160.4%    171.1%     14.6%    135.5%
  Average commission
    rate per share                 $.0574    $.0600    $.0598    $.0597    $.0682    $.0691    $.0697    $.0708    $.0684    $.0672


The Financial Highlights have been audited by BDO Seidman, LLP, the Independent Certified Public Accountants for the Fund. The Independent Auditors report is contained in the Fund's Registration Statement which is available from the Fund.

 *Effective May 1, 1995, Ark Asset Management Co., Inc. entered into a Sub-Advisory Agreement with the Fund. Kemper Financial Services previously served as the Fund's Sub-Advisor.

**The Fund's base portfolio accounting services expense in the amount of $2,500 per month ($30,000 annual base fee) was paid through the use of directed brokerage commissions. The ratio includes fees paid with brokerage commissions for fiscal years ending after September 1, 1995.


                                      THE FUND
Amway Mutual Fund (the "Fund") is a series of Amway Mutual Fund Trust (the "Trust"), a Delaware business trust. The Fund is the successor to Amway Mutual Fund, Inc. a Delaware corporation.
   The Fund is a mutual fund, i.e. a means by which many persons can, by purchasing shares of beneficial interests ("shares") of the Fund, pool relatively small amounts for a more diversified managed investment in securities than would be possible for a single investor. The Fund will redeem (buy back) its shares upon the request of a shareholder, at the net asset value of the shares at the time of redemption (see "How Shares Are Redeemed").

                                 AMWAY MUTUAL FUND


                            THE FUND'S INVESTMENT POLICY

  The primary investment objective of the Fund is capital appreciation. Income, while a factor in portfolio selection, is secondary to the Fund's principal objective. In pursuing this objective, it is the Fund's policy to invest a major portion of its assets in common stocks (or securities convertible into or with rights to purchase common stock) of companies believed by the Fund to offer good growth potential over both the intermediate and the long-term period. However, when current market or economic conditions make it seem advisable by the Fund to do so, for temporary defensive reasons, the Fund may invest all or any portion of its assets in other types of securities, including preferred stocks, high-grade debt securities, or obligations of the United States or of any State, or may hold its assets in cash.

  In view of the Fund's investment objective of capital appreciation, with income as a secondary objective, the Fund intends to purchase securities for long-term or short-term profits, as appropriate. Securities will be disposed of in situations where, in management's opinion, such potential is no longer feasible or the risk of decline in the market price is too great. Therefore, in order to achieve the Fund's objectives, the purchase and sale of securities will be made without regard to the length of time the security is to be held. Portfolio turnover rates for the years ended December 31, 1997 and 1996 were 103.1% and 100.4%, respectively. A 100% annual turnover rate would occur if all of a Fund's securities were replaced one time during a period of one year. In addition, higher portfolio turnover rates can result in corresponding increases in brokerage commissions.

  Although care is being exercised in the selection of securities for investment by the Fund, the Fund's investments are affected by market fluctuations and are subject to the risks common to all security investments. Therefore, there can be no certainty that the Fund's growth or income objective will be realized.

  The Fund's investment objective and policy as described above is fundamental and may not be changed without the approval of the lesser of (i) 67% or more of the shares present at a meeting at which the holders of more than 50% of the shares are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

                               MANAGEMENT OF THE FUND

  The business and affairs of the Fund are managed and under the direction of the Board of Trustees. The Fund has entered into an Advisory and Service Contract ("Contract") with Amway Management Company (the "Investment
Advisor"), 7575 Fulton Street East, Ada, Michigan 49355. Under the Contract, the Fund employs the Investment Advisor to furnish investment advice and manage on a regular basis the investment portfolio of the Fund, subject to the direction of the Board of Trustees, and to the provisions of the Fund's current Prospectus; to furnish for the use of the Fund, office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund, and (with certain specific exceptions) administering its affairs; and to pay the salaries and fees of all Officers and Trustees. Except when otherwise specifically directed by the Fund, the Investment Advisor will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities for the Fund's account. The Investment Advisor shall be permitted to enter into an agreement with another advisory organization (sub-advisor), whereby the sub-advisor will provide all or part of the investment advice and services required to manage the Fund's investment portfolio as provided for in this agreement. Amway Management Company has served as Investment Advisor for the Fund and its predecessor since 1971. The Fund pays the Adviser a fee at the annual rate of 0.55% on the first $100 million of average daily net assets of the Fund, 0.50% on the next $50 million in assets, and 0.45% on the next $50 million in assets. When the Fund's assets reach $200 million the rate would be 0.50% on assets up to $200 million and 0.45% on assets in excess of $200 million, so long as the Fund continued to have at least $200 million in assets.

                                 AMWAY MUTUAL FUND

  The Investment Advisor has entered into a Sub-Advisory Agreement with Ark Asset Management Co., Inc. ("Sub-Advisor"), One New York Plaza, New York, NY 10004. Under the Sub-Advisory Agreement, the Advisor employs the Sub-Advisor to furnish investment advice and manage on a regular basis the investment portfolio of the Fund, subject to the direction of the Advisor, the Board of Trustees, and to the provisions of the Fund's current Prospectus. Except when otherwise specifically directed by the Fund or the Advisor, the Sub-Advisor will make investment decisions on behalf of the Fund and place all orders for the purchase or sale of portfolio securities for the Fund's account. The Sub-Advisor is engaged in the management of investment funds for institutional clients in excess of $23 billion. The Sub-Advisor and its affiliates provide investment advice and manage investment portfolios for other corporate, pension, profit-sharing and individual accounts. For services rendered, the Investment Advisor, not the Fund, pays the Sub-Advisor a fee at the annual rate of 0.45% on the first $100 million of average daily net assets of the Fund, 0.40% on the next $50 million in assets, and 0.35% on the next $50 million in assets. When the Fund's assets reach $200 million the rate would be 0.40% on assets up to $200 million and 0.35% on assets in excess of $200 million, so long as the Fund continued to have at least $200 million in assets.

  C. Charles Hetzel, Vice Chairman of Ark Asset Management, Inc., is the head of the Growth at a Reasonable Price Group, which, since April 1995, has been responsible for management of the Fund's portfolio. He has served as the head of the Growth at a Reasonable Price Group since 1981. Mr. Hetzel has spent his entire career at Ark Asset Management, Inc. or a predecessor firm. He received a B.S. degree from the University of Utah and M.B.A. from the Columbia School of Business Administration.

  The Growth at a Reasonable Price Group determines overall investment strategy for equity portfolios managed by the Sub-Advisor. The Growth at a Reasonable Price Group, in addition to Mr. Hetzel, consists of Steven M. Steiner, John E. Bailey, William G. Steuernagel, and James G. Pontone. The portfolio managers work together as a team with the firm's research analysts. Equity analysts, through research, analysis and evaluation, work to develop investment ideas appropriate for these portfolios. These ideas are studied and debated by the Growth at a Reasonable Price Group and decisions regarding the portfolio are made by the Group. After investment decisions are made, equity traders execute the portfolios transactions through various broker-dealer firms.

  Amway Management Company, 7575 Fulton Street East, Ada, Michigan 49355, performs the Transfer Agent and Shareholder Servicing functions for the Fund and serves as the dividend disbursing agent.

  Jay Van Andel and Richard M. DeVos are controlling persons of the Investment Advisor and Transfer Agent, since they own, together with their spouses, substantially all of the outstanding securities of Amway Corporation, which indirectly controls the outstanding securities of each entity. Amway Corporation is a Michigan manufacturer and direct selling distributor of home care and personal care products.

                                 AMWAY MUTUAL FUND

                                 PURCHASE OF SHARES

  Pursuant to a Principal Underwriter Agreement, the Investment Advisor acts as exclusive agent for the sale of shares of the Fund. Investments are made at the offering price (see "Determination of Net Asset Value and Offering Price of the Fund's Shares"), next determined after the Fund receives an investment.

  Class R shares are offered to tax-exempt retirement and benefit plans of Amway Corporation and its affiliates. There are no minimum investment requirements for shares of Class R. Participants in the tax-exempt retirement and benefit plans of Amway Corporation and its affiliates should contact the Plan Administrator for information about particular procedures or requirements which may apply to Plan Participants.

                              HOW SHARES ARE REDEEMED

  The Fund will redeem its shares at the net asset value next determined after receiving a proper request. There is no redemption charge by the Fund.

  The price at which shares will be redeemed by the Fund is the net asset value per share as next computed after a proper request is received. However, the right to redeem might be suspended or postponed for more than seven days if the New York Stock Exchange is closed, other than weekends or holiday closings, or trading on the Exchange is restricted or the Securities and Exchange Commission deems an emergency exists. The amount received upon redemption may be more or less than the initial cost of the shares, depending on the net asset value of the shares at the time of redemption.

  Participants in the tax-exempt retirement and benefit plans of Amway Corporation and its affiliates should contact the Plan Administrator for information about particular redemption procedures or requirements which may apply to Plan Participants.

                DETERMINATION OF NET ASSET VALUE AND OFFERING PRICE
                                OF THE FUND'S SHARES

  The net asset value of the Fund's shares is determined by dividing the total current value of the assets of the Fund, less its liabilities, by the number of shares outstanding at that time. This determination is made as of the close of business on the New York Stock Exchange, 4:00 P.M. Eastern time, on each business day on which that Exchange is open or on any other day in which there is a sufficient degree of trading in the Fund's portfolio, except no computation will be made on a day in which no order to purchase or redeem shares was received.

  In determining the current value of the Fund's assets, securities listed or admitted to trading on a national securities exchange are valued at their last reported sale price on the market where principally traded, before the time of valuation. If a security is traded only in the over-the-counter market or if no sales have been reported for a listed security on that day, it will be valued at the mean between the current closing bid and asked prices. Securities for which market quotations are not readily available, including any restricted securities, and other assets of the Fund are valued at fair market value as determined in good faith by the Fund's Board of Trustees.

  The offering price is the net asset value per share at the next determined value after the order is placed, as determined above.

                                 AMWAY MUTUAL FUND

                                  RETIREMENT PLANS

  The Fund sponsors a prototype Profit-Sharing Trust and Individual Retirement Accounts. Persons interested in additional information regarding these plans should contact the Fund.

                              ORGANIZATION OF THE FUND

  The Fund is a series of Amway Mutual Fund Trust, an open-end management investment company which was organized as a Delaware business trust on February 2, 1998. The Fund is the successor of Amway Mutual Fund, Inc., which was organized as a Delaware corporation on February 13, 1970.

  The Fund is presently the only series of the Trust. The Declaration of Trust authorizes the Trustees to create additional shares and to issue an unlimited number of units of beneficial interest, or "shares." The Trustees are also authorized to issue different classes of shares of any series. No series which may be issued by the Trust is entitled to share in the assets of any other series or is liable for the expenses or liabilities of any other series.

  When issued, shares of beneficial interest in the Fund will be fully paid and non-assessable. Shares are freely transferable and have no preemptive, subscription or conversion rights. Each share has a par value of $1.00.

  The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. Shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust, and such other matters as may be determined or as may be required by law. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares. In the event a meeting of shareholders is held, each share will be entitled to one vote on all matters presented to shareholders, including the election of Trustees.

              DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS TO SHAREHOLDERS

  It is the policy of the Fund to distribute to shareholders each year as dividends and distributions substantially all net investment income of the Fund for the year and substantially all net capital gains received by the Fund, if any. Such distributions, in the past, have been paid in December. Net investment income and capital gain distributions, if any, will be paid on a basis which is consistent with past policy. All net investment income and capital gain distributions may be received in cash or reinvested in additional shares of the Fund at their net asset value at the time of distribution, at no sales charge. This election can be changed at any time by requesting a change in writing, signed by all account owners.

                                 FEDERAL INCOME TAX

  The Fund intends to continue to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to investment companies. Accordingly, as the result of paying to its shareholders as dividends and distributions substantially all net investment income and realized capital gains, if any, the Fund will be relieved of substantailly all Federal income tax.

  Shares of Class R will be held by the qualified retirement and benefit plans of Amway Corporation and its affiliates (the "Plans") for the benefit of Plan participants. The Plans do not pay federal income taxes. Plan participants should consult the Plan's governing documents, and their own tax advisers, for information about the tax consequences associated with participating in the Plans.

                               SHAREHOLDER INQUIRIES


  Shareholder inquiries regarding the Fund should be directed to the Fund by writing or telephoning the Fund at the address or telephone number indicated on the cover page of the Prospectus. Inquiries relating to a specific account should be directed to the Plan Administrator for the tax exempt retirement and benefit plans of Amway Corporation and its affiliates.

                                 AMWAY MUTUAL FUND

                         INVESTMENT PERFORMANCE INFORMATION

  Following is a table illustrating the Fund's performance for annual periods ended December 31, 1997, and its average annual total return percentages for one, five, and ten years for Class A. The investment performance of Class R is expected to be substantially similar to Class A because both Classes invest in the same portfolio of securities and investment performance will differ only to the extent that the Classes do not have the same expenses. The estimated expenses for Class R, which are lower than the expenses for Class A, are disclosed in the Fee Expense Table.


--------------------------------------------------------------------------------
                                    Accumulative      Accumulative
                     Value of     Value of Shares    Value of Shares
  Calendar Years      Initial       Accepted As        Accepted As
        Ended         $1,000       Capital Gain      Ordinary Income      Total
     December 31   Investment      Distributions         Dividends        Value
--------------------------------------------------------------------------------
       1988         $  825            $  226           $   18         $  1,069
       1989            922               451               46            1,419
       1990            867               509               58            1,434
       1991           1,031              921               82            2,034
       1992            962             1,026               82            2,070
       1993            980             1,225               89            2,294
       1994            874             1,196               89            2,159
       1995            944             1,746              129            2,819
       1996            968             2,336              168            3,472
       1997            982             3,057              214            4,253


                                         Average Annual Total Return For
                                       The Periods Ended December 31, 1997
                                       Amway      Ark (Sub-advisor) Composite
--------------------------------------------------------------------------------
          One Year                     22.47%              22.67%
          Five Years                   15.51%              19.56%
          Ten Years                    15.58%              17.48%
--------------------------------------------------------------------------------

  Total return performance for the Fund is calculated by making an initial investment of $1,000 at the beginning of the period, in the Fund's shares at net asset value (without sales charges) and reinvesting all ordinary income dividends and capital gain distributions paid during the period in additional shares at net asset value per share on the reinvestment dates. Prior to 1991 and 1998 the Fund had a maximum sales charge of 6% and 3%, respectively, based upon amount of shares purchased. The illustration includes recurring expenses incurred by all shareholder accounts and not those incurred for specific shareholder purposes such as bank fees for wire transfers.

  Total return performance also includes the composite performance of the Fund's current sub-adviser, ARK Asset Management Company, who has been the Fund's sub-adviser since May 1, 1995. The composite performance sets forth the returns of the institutional private accounts managed by the sub-adviser which have substantially similar investment objectives and policies as the Fund. The data is provided to illustrate the past performance of the sub-adviser in managing substantially similar accounts and does not represent the performance of the Fund.

  Shareholders should not consider the composite performance data as an indication of future performance of the sub-adviser. The investment results of the sub-adviser composite presented is unaudited and calculated in accordance with the recommended standards of the Association for Investment Management and Research retroactively applied to all time periods. All composite returns presented were calculated on a total return basis and included all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. Composite returns are adjusted to assume that the Fund's operating charges, expenses, and fees (the Fund's historical expense ratio) were deducted during such periods. No adjustment has been made for the impact on the expense ratio due to growth in the Fund's assets, recent reduction of management fees, or for the differences in expenses for Class R identified on the fee expense table.

                                 AMWAY MUTUAL FUND

  The average annual total return for the Fund and Ark Composite for a specific period is found by dividing the ending total value by the cost of the initial investment for the period and taking this quotient to the Nth root, then subtracting 1 (N represents the number of years in the period). The average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Such calculation is with all ordinary income dividends and capital gain distributions reinvested at net asset value. No adjustment has been made for any income taxes payable by shareholders on ordinary income dividends and capital gain distributions accepted in shares which are payable by shareholders in the tax year received.

  Average annual total return percentages of the Fund will vary and the publication of performance results is not a representation as to future investment performance. Factors affecting the Fund's performance include general market conditions, operating expenses and investment management. Net asset values of the Fund will fluctuate. Additional information about the performance of the Fund is contained in the Annual Shareholders Report which can be obtained without charge.

 BULK RATE                                     Amway
 U.S. POSTAGE                                  Mutual
 PAID                                          Fund
 ADA, MI
 PERMIT 100

                                                         CLASS R
                                                       PROSPECTUS



                                                    November  , 1998


 AMWAY MUTUAL FUND                               AMWAY MUTUAL FUND LOGO
 7575 Fulton Street East
 Ada, Michigan 49355-7150

                                  AMWAY MUTUAL FUND
                                      FORM N-1A

                                        PART B

        Information Required in a Class R Statement of Additional Information

                                AMWAY MUTUAL FUND LOGO

                         STATEMENT OF ADDITIONAL INFORMATION

                                       CLASS  R

                                  AMWAY MUTUAL FUND

                               7575 Fulton Street East
                               Ada, Michigan 49355-7150
                                    (616) 787-6288
                                    (800) 346-2670

 This Statement of Additional Information is not a prospectus and, therefore, should be read only in conjunction with the Class R Prospectus, which can be requested from the Fund by writing or telephoning as indicated above. This Class R Statement Of Additional Information relates to the Class R Prospectus for the Fund dated November, 1998.

 This Statement of Additional Information contains information with respect to Class R of Amway Mutual Fund. Class R is offered only to tax-exempt retirement and benefit plans of Amway Corporation and its affiliates. The Fund also offer Class A, which is available to members of the general public. Information about Class A is contained in the Class A Statement of Additional Information dated April 28, 1998, which is available upon request.

        The date of this Statement of Additional Information is November, 1998.



-C-1998, AMWAY CORPORATION, U.S.A.  795057  L-2597-SAL

                         (THIS PAGE INTENTIONALLY LEFT BLANK)

                                  AMWAY MUTUAL FUND


           OBJECTIVES, POLICIES AND RESTRICTIONS ON THE FUND'S INVESTMENTS

 The primary investment objective of the Fund is capital appreciation, through the ownership of common stock of companies in various industries which offer growth potential. Income, while a factor in portfolio selection, is secondary to the Fund's principal objective. In addition to the discussion found in the Prospectus, following is additional information concerning the Fund's investments.

 The Fund has the right to invest up to 10% of its total assets in securities which are not readily marketable, including "restricted securities" (securities which have not been registered with the Securities and Exchange Commission or which are subject to contractual restrictions on resale).

 The Fund is subject to certain investment restrictions. In brief, these provide that the Fund may not:

 1. Underwrite securities of other issuers, except that it may acquire portfolio securities under circumstances where, if sold publicly, it might be deemed to be an underwriter for purposes of the Securities Act of 1933, but no more than 10% of the value of the Fund's total assets will at any time be invested in such securities.
 2. Invest more than 5% of its total assets in the securities of any one issuer other than the United States Government or purchase more than 10% of any class of securities, including voting securities, of any one issuer.
 3. Purchase interests in real estate as an investment, other than readily marketable securities of companies which may have interests in real estate.
 4. Engage in the purchase and sale of commodities or commodity contracts.
 5. Invest in companies for the purpose of exercising control or management.
 6. Make loans to others, although it may purchase a portion of an issue of publicly distributed bonds, debentures, or other debt securities.
 7.        Engage in margin transactions or short sales.
 8.        Write, purchase, or sell puts, calls, or combinations thereof.
 9.        Participate in joint trading account.
10. Mortgage, pledge, hypothecate, or in any manner transfer as security for indebtedness any securities owned or held by the Fund, except as permitted in the following Item 11.
11. Borrow money, except that as a temporary measure and not for investment purposes, it may borrow from banks up to 5% of the value of its total assets taken at cost, which may be secured by up to 10% of such assets taken at cost. (It should be noted that some states have laws which are even more restrictive than the Fund's fundamental policy with respect to this matter. As a result of these laws, it is the Fund's present operating policy not to mortgage, pledge, or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities plus the sales load will exceed 10% of the offering price of the Fund's shares.)
12. Invest in securities of other investment companies, except in connection with a merger with another investment company.
13. Invest more than 5% of its total assets in securities of companies having a record of less than three years' continuous operation.

14. Retain, in the Fund's portfolio, securities of an issuer any of whose officers, directors, or security holders is an officer or director of the Fund or of the Fund's investment advisor, if after the purchase of such securities one or more of such officers or directors of the Fund or of the Fund's investment advisor owns beneficially more than 1/2% of the outstanding securities of such issuer and such officers and directors owning beneficially more than 1/2% of such outstanding securities together own beneficially more than 5% of such outstanding securities.

                                  AMWAY MUTUAL FUND

15. Invest more than 5% of its total assets in securities of a foreign issuer, the purchase of whose securities is subject to the Federal Interest Equalization Tax, which tax is not in effect at the date of this Statement of Additional Information.
16. Invest in interests in oil, gas, or other mineral explorations or development programs, other than readily marketable securities of corporations which may have interests in such exploration or development programs.

 The Fund's investment objective, policy and restrictions as described above are fundamental and may not be changed without shareholder approval, as indicated in the Fund's Prospectus. The Fund is permitted to invest in foreign issuers to the extent that the investments meet the Fund's primary investment objective. The Fund does not currently own any warrants and does not intend to own any warrants in excess of 5% of the Fund's net asset value.

                        PORTFOLIO TRANSACTIONS AND BROKERAGE

 In purchasing and selling portfolio securities for the Fund, it is the policy of the Fund to obtain the highest possible price on sales and the lowest possible price on purchases of securities, consistent with the best execution of portfolio transactions. Amway Management Company, the ("Investment Advisor"), or Ark Asset Management Co., Inc. ("Sub-Advisor") will select the brokers and resulting allocation of brokerage commission; but, the Investment Advisor's practice is subject to review by the Board of Directors of the Fund, which has the primary responsibility in this regard, and must be consistent with the policies stated above.

 The Investment Advisor and Sub-Advisor, in effecting purchases and sales of portfolio securities for the account of the Fund, will implement the Fund's policy of seeking best execution of orders, which includes best net prices. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity, and nature of each firm's professional services which include execution, clearance procedures, wire service quotations, research information, statistical, and other services provided to the Fund, Advisor, and the Sub-Advisor. Any research benefits derived by the Sub-Advisor are available to all clients of the Sub-Advisor. Since research information, statistical, and other services are only supplementary to the research efforts of the Sub-Advisor and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to materially reduce expenses. Also, subject to the policy of seeking best price and execution of orders, certain Fund expenses may be paid through the use of directed brokerage commissions. While the Sub-Advisor will be primarily responsible for the placement of the Fund's business, the policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Directors of the Fund.

 The Sub-Advisor furnishes investment advice to other clients. The other accounts may also make investments in the same investment securities and at the same time as the Fund. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated as to amount and price in a manner considered equitable to each and so that each receives to the extent practicable the average price of such transactions, which may or may not be beneficial to the Fund. The Board of Directors of the Fund believes that the benefits of the Sub-Advisor's organization outweigh any limitations that may arise from simultaneous transactions.

 The Fund may acquire securities of brokers who execute the Fund's portfolio transactions. As of December 31, 1997, the Fund owned no such securities.

 During the years ended December 31, 1997, 1996, and 1995, the Fund paid total brokerage commissions on purchase and sale of portfolio securities of $301,990, $250,136, and $333,077, respectively. Transactions in the amount of $235,081,998, involving commissions of $268,072, were directed to brokers because of research services provided during 1997.

                                 AMWAY MUTUAL FUND

                              PRINCIPAL SHAREHOLDERS

 Amway Corporation indirectly, as of August 31, 1998, owned 981,623 shares, or 5.1% of the outstanding shares of the Fund. Jay Van Andel owns all the outstanding securities of JVA Properties Corporation, the General Partner for JVA Enterprises Limited Partnership, which owns, as of August 31, 1998, 2,795,038 shares, or 14.45% of the outstanding shares of the Fund. No other person is known by the Fund to own of record or beneficially 5% or more of the Fund's shares.


                         OFFICERS AND TRUSTEES OF THE FUND


The following are the Officers and Trustees of the Fund or the Advisor or both, together with their principal occupations during the past five years:


                                                                                          Director's
 Name and Address        Age           Office Held            Principal Occupation      Compensation
 Richard A. DeWitt       84   Trustee of the Fund           President, DeWitt Land            $5,000
 720 Goldenrod                                              and Cattle Company
 Holland, Michigan                                          (investments
 49423                                                      in land and cattle);
                                                            Chairman of the Board,
                                                            Maes Board; Maes
                                                            Incorporated
                                                            manufacturers
                                                            (manufacturers of
                                                            agricultural
                                                            equipment).

 Allan D. Engel*         46   Trustee, Vice President,      Sr. Manager,                      $5,000
 7575 Fulton Street East      Secretary and Assistant       Investments and Real
 Ada, Michigan                Treasurer of the Fund;        Estate, Amway
 49355-7150                   Director, President,          Corporation
                              and Secretary of the
                              Investment Advisor; and
                              Director, Vice President,
                              Secretary and Assistant
                              Treasurer of the Transfer
                              Agent.

 Donald H. Johnson       67   Trustee of the Fund           Retired Vice President-           $5,000
 609 Second Street                                          Treasurer, SPX
 No. Muskegon, Michigan                                     Corporation (Designs,
 49445                                                      manufactures and
                                                            markets products and
                                                            services for the motor
                                                            vehicle industry, 1986
                                                            to present; Vice
                                                            President and Director
                                                            Owatonna Tool, 1984 to
                                                            1986 (Owatonna Tool
                                                            acquired by SPX in
                                                            1985); Secretary-
                                                            Treasurer, Director
                                                            Owatonna Tool, Director
                                                            Owatonna Tool, 1969 to
                                                            1984.


                                  AMWAY MUTUAL FUND

                                                                                         Director's
 Name and Address        Age        Office Held             Principal Occupation       Compensation
 Walter T. Jones         55   Trustee of the Fund       Retired, Senior Vice                 $5,000
 936 Sycamore Ave.                                      President-Chief Financial
 Holland, Michigan                                      Officer, Prince Corporation
 49424                                                  (Automotive interior trim
                                                        and interior systems;
                                                        automotive designer,
                                                        manufacturer and supplier;
                                                        and designer and
                                                        manufacturer of die casting
                                                        machines.)

 James J. Rosloniec*     53   Trustee, President and    Vice President-Audit and             $5,000
 7575 Fulton Street East      Treasurer of the Fund;    Control, Amway Corporation,
 Ada, Michigan                and Director, Vice-       1991 to present; Vice
 49355-7150                   President and Treasurer   President-Finance and
                              of the Investment         Treasurer, Amway
                              Advisor; and Director,    Corporation, 1979 to 1991.
                              President and Treasurer
                              of the Transfer Agent.
 Richard E. Wayman       63   Director of the Fund      Former Finance Director,             $5,000
 24578 Rutherford                                       Amway Corporation, 1976 to
 Romona, CA  92065                                      1996



 *These Trustees are interested persons under the Investment Company Act of 1940, as amended.



 All Officers and certain Trustees of the Fund and the Investment Advisor are affiliated with Amway Corporation. The Officers serve without compensation from the Fund. Fees paid to all Trustees during the year ended December 31, 1997, amounted to $25,000. Under the Advisory Contracts, the Investment Advisor pays the fees of the Trustees of the Fund. The Trustees and Officers of the Fund owned, as a group, less than 1% of the outstanding shares of the Fund. The advisor also serves as the Fund's principal underwriter (see "Distribution of Shares").

                        INVESTMENT ADVISOR AND OTHER SERVICES

 The Fund has entered into an Advisory and Service Contract ("Contract") with Amway Management Company (the "Investment Advisor"). Under the Contract, the Fund employs the Investment Advisor to furnish investment advice and manage on a regular basis the investment portfolio of the Fund, subject to the direction of the Board of Directors of the Fund, and to provisions of the Fund's current Prospectus; to furnish for the use of the Fund, office space and all necessary office facilities, equipment, and personnel for servicing the investments of the Fund; and (with certain specific exceptions) administering its affairs and to pay the salaries and fees of all Officers and Directors of the Fund. Amway Corporation provides the Investment Advisor with such employee services on a contractual basis. The Investment Advisor has served the Fund in that capacity since 1971. The Investment Advisor will, from time to time, discuss with the Fund economic investment developments which may affect the Fund's portfolio and furnish such information as the Investment Advisor may believe appropriate for this purpose. The Investment Advisor will maintain such statistical and analytical information with respect to the Fund's portfolio securities as the Investment Advisor may believe appropriate and shall make such materials available for inspection by the Fund as may be reasonable. Except when otherwise specifically directed by the Fund, the Investment Advisor will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities for the Fund's account.

                                 AMWAY MUTUAL FUND

 The Investment Advisor shall be permitted to enter into an agreement with another advisory organization (sub-advisor) whereby the sub-advisor will provide the investment advice and services required to manage the Fund's investment portfolio as provided for in the Contract.


 Under the Contract, the Fund will pay all its expenses other than those expressly stated to be payable by the Investment Advisor, which expenses payable by the Fund include, without implied limitation, (i) registration of the Fund under the Investment Company Act of 1940; (ii) commissions, fees, and other expenses connected with the purchase or sale of securities; (iii) auditing, accounting, and legal expenses; (iv) taxes and interest; (v) government fees;
(vi) expenses of issue, sale, repurchase, and redemption of shares; (vii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors; (viii) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefore; (ix) fees and expenses related to the determination of the Fund's net asset value; (x) insurance expenses; (xi) association membership dues; (xii) fees, expenses, and disbursements of custodians and sub-custodians for all services to the Fund (including without limitation safekeeping of funds and securities, and keeping of books and accounts); (xiii) fees, expenses, and disbursement of transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars for all services to the Fund; and (xiv) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims, and the obligation of the Fund to indemnify its Trustees and Officers with respect thereto.


 In return for its management and investment advisory services, the Fund pays the Advisor, pursuant to the Contract, a fee amounting on an annual basis to approximately 0.55% on the first $100 million of average daily net assets of the Fund, 0.50% on the next $50 million in assets, and 0.45% on the next $50 million in assets. When the Fund's assets reach $200 million the rate would be 0.50% on assets up to $200 million and 0.45% on assets in excess of $200 million, so long as the Fund continued to have at least $200 million in assets. The fee is computed daily and paid quarterly. The advisory fees paid by the Fund to the Investment Advisor during the years ended December 31, 1997, 1996, and 1995, were $727,102, $524,637, and $378,693, respectively.

 Jay Van Andel and Richard M. DeVos are controlling persons of the Investment Advisor and Transfer Agent (see "Transfer Agent"), since they own, together with their spouses, substantially all of the outstanding securities of Amway Corporation, which in turn indirectly owns all of the outstanding securities of each entity.

 A Sub-Advisory Agreement has been entered into between the Investment Advisor and Ark Asset Management Co., Inc., One New York Plaza, 29th Floor, New York, NY 10004 (Sub-Advisor). Under the Sub-Advisory Agreement, the Advisor employs the Sub-Advisor to furnish investment advice and manage on a regular basis the investment portfolio of the Fund, subject to the direction of the Advisor, the Board of Directors of the Fund, and to the provisions of the Fund's current Prospectus. Except when otherwise specifically directed by the Fund or the Advisor, the Sub-Advisor will make investment decisions on behalf of the Fund and place all orders for the purchase or sale of portfolio securities for the Fund's account. For services rendered, the Investment Advisor, not the Fund, pays the Sub-Advisor a fee amounting on an annual basis to approximately 0.45% on the first $100 million of average daily net assets of the Fund, 0.40% on the next $50 million in assets, and 0.35% on the next $50 million in assets. When the Fund's assets reach $200 million the rate would be 0.40% on assets up to $200 million and 0.35% on assets in excess of $200 million, so long as the Fund continued to have at least $200 million in assets.

                                  AMWAY MUTUAL FUND


 The Contract and Sub-Advisory Agreement continue in effect indefinitely from year to year so long as their continuance after the initial two-year period is specifically approved at least annually by vote of the Board of Trustees, or by vote of a majority of the outstanding shares of the Fund. In addition, and in either event, the Contract and Sub-Advisory Agreement and their terms must be approved at least annually by a vote of a majority of the Trustees of the Fund who are not parties to the Contract or Sub-Advisory Agreement, or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Contract and Sub-Advisory Agreement were approved by vote of a majority of the outstanding shares at the Annual Meeting of Shareholders on April 22, 1998. The Contract and Sub-Advisory Agreement provide that they will terminate automatically in the event of their assignment. In addition, the Contract and Sub-Advisory Agreement are terminable at any time without penalty by the Board of Trustees or by vote of a majority of the Fund's outstanding shares on 60 days' written notice to the Investment Advisor or Sub-Advisor, and by the Investment Advisor or Sub-Advisor on 60 days' written notice to the Fund.


 The Fund has entered into an agreement with DST Systems, Inc. ("DSTS") whereby DSTS provides a portfolio accounting and information system for portfolio management for the maintenance of records and processing of information which is needed daily in the determination of the net asset value of the Fund. Currently, this expense amounts to approximately $2,500 per month.

                                    TRANSFER AGENT

 Under a separate contract, the functions of the Transfer Agent and Shareholder Servicing Agent for the Fund's Class R shares are performed by Amway Management Company, Ada, Michigan. In return for these services, the Fund pays the Transfer Agent and Shareholder Servicing Agent a fee at the annual rate of 0.35% of the Fund's average daily net assets which are attributable to Class R.

                                      CUSTODIAN

 The portfolio securities of the Fund are held, pursuant to a Custodian Agreement, by Michigan National Bank, 77 Monroe Avenue, Grand Rapids, Michigan, as Custodian. The Custodian performs no managerial or policymaking functions for the Fund.
                                       AUDITORS

 BDO Seidman, LLP, 99 Monroe Avenue, N.W., Suite 800, Grand Rapids, Michigan, are the independent certified public accountants for the Fund. Services include an annual audit of the Fund's financial statements, tax return preparation, and review of certain filings with the SEC.

                                  AMWAY MUTUAL FUND

                               ORGANIZATION OF THE FUND

 The Fund is a series of Amway Mutual Fund Trust, an open-end management investment company which was organized as a Delaware business trust on February 2, 1998. The Fund is the successor of Amway Mutual Fund, Inc., which was organized as a Delaware corporation on February 13, 1970.

 The Fund is presently the only series of the Trust. The Declaration of Trust authorizes the Trustees to create additional series and to issue an unlimited number of units of beneficial interest, or "shares." The Trustees are also authorized to issue different classes of shares of any series. No series which may be issued by the Trust is entitled to share in the assets of any other series or is liable for the expenses or liabilities of any such series.

 When issued, shares of beneficial interest ("Shares") in the Fund will be fully paid and non-assessable. Shares are freely transferable and have no preemptive, subscription or conversion rights. Each share has a par value of $1.00.

 The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. Shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust, and such other matters as may be determined by the Trustees or as may be required by law. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares. In the event a meeting of shareholders is held, each share will be entitled to one vote on all matters presented to shareholders, including the election of Trustees. In the event that Amway Management Company ceases to be the investment advisor for the Fund or the Trust, the right of the Fund and the Trust or the Fund to use the identifying name "Amway" may be withdrawn.

                                  PURCHASE OF SHARES

 Pursuant to a Principal Underwriter Agreement, the Investment Advisor acts as exclusive agent for the sale of shares of the Fund., Investments are made at the offering price (see "Determination of Net Asset Value and Offering Price of the Fund's Shares"), next determined after the Fund receives an investment.

 Class R shares are offered to tax-exempt retirement and benefit plans of Amway Corporation and its affiliates. There are no minimum investment requirements for shares of Class R. Participants in the tax-exempt retirement and benefit plans of Amway Corporation and its affiliates should contact the Plan Administrator for information about particular procedures or requirements which may apply to Plan Participants.

                 DETERMINATION OF NET ASSET VALUE AND OFFERING PRICE
                                 OF THE FUND'S SHARES

 The net asset value of the Fund's shares is determined by dividing the total current value of the assets of the Fund, less its liabilities, by the number of shares outstanding at that time. This determination is made as of the close of business on the New York Stock Exchange, 4:00 P.M. Eastern time, on each business day on which that Exchange is open or on any other day in which there is a sufficient degree of trading in the Fund's portfolio, except no computation will be made on a day in which no order to purchase or redeem was received. National holidays on which the New York Stock Exchange and the Fund will be closed are: New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

 In determining the current value of the Fund's assets, securities listed or admitted to trading on a national securities exchange are valued at their last reported sale price on the market where principally traded, before the time of valuation. If a security is traded only in the over-the-counter market or if no sales have been reported for a listed security on that day, it will be valued at the mean between the current closing bid and asked prices. Securities for which market quotations are not readily available, including any restricted securities, and other assets of the Fund are valued at fair market value as determined in good faith by the Fund's Board of Trustees. The offering price is the net asset value per share at the next determined value after the order is placed, as determined above.

                                  AMWAY MUTUAL FUND

                               HOW SHARES ARE REDEEMED

 The Fund will redeem its shares at the net asset value next determined after receiving a proper request, as described in the Prospectus.

 Payment for redeemed shares is normally made in cash and mailed within seven days thereafter. However, under the Investment Company Act of 1940, the right of redemption may be suspended or the date of payment postponed for more than seven days: (1) for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings; (2) when trading on the New York Stock Exchange is restricted, as determined by the SEC; (3) when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of its securities or determine the value of its nets assets; or (4) for such other period as the SEC may by order permit for the protection of the shareholders. During such a period, a shareholder may withdraw his request for redemption or receive the net asset value next computed when regular trading resumes.


 The Fund has filed with the SEC an election to pay for all redeemed shares in cash up to a limit, as to any one shareholder during any 90-day period, of $250,000 or 1% of the net asset value of the Fund, whichever is less. Beyond that limit, the Fund is permitted to pay the redemption price wholly or partly "in kind," that is, by distribution of portfolio securities held by the Fund. This would occur only upon specific authorization by the Board of Trustees when, in their judgment, unusual circumstances make it advisable. It is unlikely that this will ever happen, but if it does, you will incur a brokerage charge in converting the securities received in this manner into cash. Portfolio securities distributed "in kind" will be valued as they are valued for the determination of the net asset value of the Fund's shares.


 Participants in the tax-exempt retirement and benefit plans of Amway Corporation and its affiliates should contact their Plan Administrator for information about particular procedures or requirements which may apply to Plan Participants.

                                  FEDERAL INCOME TAX

 The Fund intends to continue to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to investment companies. Accordingly, as the result of paying to its shareholders as dividends and distributions substantially all net investment income and realized capital gains, if any, the Fund will be relieved of substantially all Federal income tax.

 Shares of Class R will be held by the qualified retirement and benefit plans of Amway Corporation and its affiliates (the "Plans") for the benefit of Plan participants. The Plans do not pay federal income taxes. Plan participants should consult the Plan's governing documents, and their own tax advisers, for information about the tax consequences associated with participating in the Plans.

                                  AMWAY MUTUAL FUND

                          INVESTMENT PERFORMANCE INFORMATION

 Following is a table illustrating the Fund's performance for annual periods ended December 31, 1997, and its average annual total return percentages for one, five, and ten years for Class A. The investment performance of Class R is expected to be substantially similar to Class A because both Classes invest in the same portfolio of securities and investment performance will differ only to the extent that the Classes do not have the same expenses. The estimated expenses for Class R, which are lower than the expenses for Class A, are disclosed in the Fee Expense Table.




----------------------------------------------------------------------------------------
                                        Accumulative    Accumulative
                           Value of   Value of Shares  Value of Shares
        Calendar Years      Initial     Accepted As      Accepted As
              Ended         $1,000     Capital Gain    Ordinary Income      Total
           December 31   Investment    Distributions       Dividends        Value
----------------------------------------------------------------------------------------
             1988         $  825          $  226         $   18          $  1,069
             1989            922             451             46             1,419
             1990            867             509             58             1,434
             1991          1,031             921             82             2,034
             1992            962           1,026             82             2,070
             1993            980           1,225             89             2,294
             1994            874           1,196             89             2,159
             1995            944           1,746            129             2,819
             1996            968           2,336            168             3,472
             1997            982           3,057            214             4,253
----------------------------------------------------------------------------------------

                                              Average Annual Total Return For
                                            The Periods Ended December 31, 1997
                                           Amway    Ark (Sub-advisor) Composite
----------------------------------------------------------------------------------------
                One Year                  22.47%           22.67%
                Five Years                15.51%           19.56%
                Ten Years                 15.58%           17.48%

----------------------------------------------------------------------------------------



 Total return performance for the Fund is calculated by making an initial investment of $1,000 at the beginning of the period, in the Fund's shares at the net asset value (without sales charge) and reinvesting all ordinary income dividends and capital gain distributions paid during the period in additional shares at net asset value per share on the reinvestment dates. Prior to 1991 and 1998 the Fund had a maximum sales charge of 6% and 3%, respectively, based upon amount of shares purchased. The illustration includes recurring expenses incurred by all shareholder accounts and not those incurred for specific shareholder purposes such as bank fees for wire transfers.


 Total return performance also includes the composite performance of the Fund's current sub-adviser, ARK Asset Management Company, who has been the Fund's sub-adviser since May 1, 1995. The composite performance sets forth the returns of the institutional private accounts managed by the sub-adviser which have substantially similar investment objectives and policies as the Fund. The data is provided to illustrate the past performance of the sub-adviser in managing substantially similar accounts and does not represent the performance of the Fund.

                                  AMWAY MUTUAL FUND

 Shareholders should not consider the composite performance data as an indication of future performance of the sub-adviser. The investment results of the sub-adviser composite presented is unaudited and calculated in accordance with the recommended standards of the Association for Investment Management and Research retroactively applied to all time periods. All composite returns presented were calculated on a total return basis and included all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. Composite returns are adjusted to assume that the Fund's operating charges, expenses, and fees (the Fund's historical expense ratio) were deducted during such periods. No adjustment has been made for the impact on the expense ratio due to growth in the Fund's assets, recent reduction of management fees or the adoption of a 12b-1 Distribution Plan.

 The average annual total return for the Fund and Ark Composite for a specific period is found by dividing the ending total value by the cost of the initial investment for the period and taking this quotient to the Nth root, then subtracting 1 (N represents the number of years in the period). The average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Such calculation is with all ordinary income dividends and capital gain distributions reinvested at net asset value exclusive of sales charges. No adjustment has been made for any income taxes payable by shareholders on ordinary income dividends and capital gain distributions accepted in shares which are payable by shareholders in the tax year received.

 Average annual total return percentages of the Fund will vary and the publication of performance results is not a representation as to future investment performance. Factors affecting the Fund's performance include general market conditions, operating expenses and investment management. Net asset values of the Fund will fluctuate. Additional information about the performance of the Fund is contained in the Annual Shareholders Report which can be obtained without charge.

                       REPORTS TO SHAREHOLDERS AND ANNUAL AUDIT

 The Fund's year begins on January 1 and ends on December 31. At least semiannually, the shareholders of the Fund receive reports, pursuant to applicable laws and regulations, containing financial information. The annual shareholders report is incorporated by reference into the Statement of Additional Information. The cost of printing and distribution of such reports to shareholders is borne by the Fund.

 At least once during each year, the Fund is audited by independent certified public accountants appointed by resolution of the Board of Trustees. The fees and expenses of the auditors are paid by the Fund.


 The financial statements for the Fund are contained in the Fund's 1997 Annual Report to Shareholders along with additional information about the performance of the Fund, which is incorporated herein by reference and may be obtained by writing or calling the Fund. Also, the Funds unaudited Semi-Annual Report to Shareholders is incorporated herein by reference.

 Participants in the tax-exempt retirement and benefits plans of Amway Corporation and its affiliates may obtain copies of the Fund's reports by contacting their Plan Administrator.

                                              Amway
 AMWAY MUTUAL FUND                            Mutual
 7575 Fulton Street East                      Fund,
 Ada, Michigan, 49355-7150
 (616) 787-6288
 (800) 346-2670

 Contents                           Page

 Objectives, Policies, and
   Restrictions on the Fund's
   Investments                         3
 Portfolio Transactions and                             CLASS  R

   Brokerage                           3

 Principal Shareholders                3

 Officers and Trustees
   of the Fund                         3

 Investment Advisor
   and Other Services                  3


 Transfer Agent                        4
 Custodian                             4              Statement of
 Auditors                              4         Additional Information
 Organization of Fund                  4
 Purchase of Shares                    4
 Determination of Net Asset Value
   and Offering Price of the Fund's
   Shares                              5
 How Shares are Redeemed               5

                                                    November  , 1998

 Federal Income Tax                    5
 Investment Performance
   Information                         6
 Reports to Shareholders and
   Annual Audit                        7

 Printed in U.S.A.
                                                 AMWAY MUTUAL FUND LOGO

                                 AMWAY MUTUAL FUND
                                     FORM N-1A

                                       PART C

                                 OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits
     (a)  Financial Statements:
          The audited financial statements for the period ended
          December 31, 1997 listed below are incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 43, Part C, Pages 40 through 53, as filed on February 27, 1998 and the unaudited Semi Annual Report for the period ended June 30, 1998 is incorporated by reference to the N30D filing under the Investment Company Act as filed on August 24, 1998.

                             LOCATION IN REGISTRATION STATEMENT


                                 Part A          Part B                Part C
                               (Prospectus)     (Statement of
                                                 Additional
                                                Information)
                                 Page No.          Page No.           Page No.
                               ------------      ------------       ------------
Independent Auditors' Report

Assets and Liabilities
 Year Ended December
  31, 1997

Statement of Income
 Year Ended December
  31, 1997

Schedule of Investments
 Year Ended December
  31, 1997

Changes in Net Assets
 Years Ended December
  31, 1997 and 1996

Consent of Independent Certified
Public Accountants                                                       C-7


                                  AMWAY MUTUAL FUND
                                      FORM N-1A

                                        PART C

                                  OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits (Continued)
          (a)  Exhibits:

               i.     DECLARATION OF TRUST

                         The Declaration of Trust for Amway Mutual Fund Trust (a
                      Delaware Trust) is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 44, Part C, Pages C-7 through C-35.

               ii.    BY-LAWS

                         The By-Laws of Amway Mutual Fund Trust (a Delaware
                      trust), is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 43, Part C, Pages 83 through 97, as filed on February 27, 1998.

               iii.   CERTIFICATE OF OWNERSHIP INTERESTS

                         The Certificate of Ownership Interests is incorporated
                      by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 44, Part C, Page 36, as filed on April 28, 1998.

               iv. ADVISORY AND SERVICE CONTRACT BETWEEN AMWAY MUTUAL FUND AND AMWAY MANAGEMENT COMPANY

                         The Restated Advisory and Service Contract between
                      Amway Mutual Fund and Amway Management Company is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 44, Pages C-37 through C-39, as filed on April 28, 1998.

               v.     SUB-ADVISORY AGREEMENT

                         The Restated Sub-Advisory Agreement between Amway
                      Management Company and ARK Asset Management Company, Inc., with amendments, is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 44, Pages C-40 through C-42, as filed on April 28, 1998.

                                  AMWAY MUTUAL FUND
                                      FORM N-1A

                                        PART C

                                  OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits (Continued)
          (b)  Exhibits:

               vi. PRINCIPAL UNDERWRITER AGREEMENT BETWEEN AMWAY MUTUAL FUND AND AMWAY MANAGEMENT COMPANY

                         The Restated Principal Underwriter Agreement between
                      Amway Mutual Fund and Amway Management Company is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 44, Pages C-43 through C-48, as filed on April 28, 1998.

               vii.   CUSTODIAN AGREEMENT

                         The Amended Custodian Agreement and an Amendment to the
                      Custodian Agreement are incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 41, Part C, Pages C-100 through C-112, as filed on March 1, 1996 and Post Effective Amendment No. 44, Page C-49, as filed on April 28, 1998.

               viii. TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT BETWEEN AMWAY MUTUAL FUND. AND AMWAY MANAGEMENT COMPANY

                         The Transfer Agent and Shareholder Services Agreement
                      between Amway Mutual Fund and Amway Management Company is included on Pages C-8 through C-14.

               ix. COMMON-RECORDS AGREEMENT AMONG AMWAY MUTUAL FUND AND AMWAY MANAGEMENT COMPANY

                         The Restated Common-Records Agreement between Amway
                      Mutual Fund and Amway Management Company is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 44, Page C-52, as filed on April 28, 1998.

                                  AMWAY MUTUAL FUND
                                      FORM N-1A

                                        PART C

                                  OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits (Continued)
          (b)  Exhibits

               x.     PORTFOLIO ACCOUNTING AND RESEARCH INFORMATION SYSTEM

                         The Amendment to the Portfolio Accounting and Research
                      Information System Agreement between Amway Management Company and DST Securities, Inc. is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 44, Pages C-53 through C-56.

               xi.    LEGAL OPINION

                         The legal opinion is included on Page C-15.

               xii.   FINANCIAL STATEMENT


                         The Annual Report for Amway Mutual Fund, Inc. is
                      incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 43, Part C, Pages C-8 through C-22, as filed on February 27, 1998. The Semi-Annual Report to shareholders is incorporated by reference to the Registration Statement under the Investment Company Act of 1940, as filed on August 24, 1998.


               xiii.  MULTIPLE CLASS 18f-3 PLAN

                         The Multiple Class 18f-3 Plan is included on Pages C-16
                      through C-17.

                                  AMWAY MUTUAL FUND
                                      FORM N-1A

                                        PART C

                                  OTHER INFORMATION

ITEM 24.  Financial Statement and Exhibits (Continued)
          (b)  Exhibits


               xiv.   APPLICATION ESTABLISHING AN AMWAY MUTUAL FUND INVESTMENT

                         The Application establishing an investment with Amway
                      Mutual Fund is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No.42, Part C, Pages C-20 and C-21.

               xv.    EXHIBIT OF PERFORMANCE CALCULATIONS

                         The schedules for computation of each performance
                      quotation provided in the Registration Statement in response to Item 22 are incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 43, Part C, Pages C-193 through C-195, as filed on February 27, 1998.

               xvi.   POWER OF ATTORNEY

                         The Power of Attorney authorizing the signer of the
                      Registration Statement to sign as Attorney-In-Fact for certain Trustees is incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 43, Part C, Page C-196, as filed on February 27, 1998.

                                  AMWAY MUTUAL FUND
                                      FORM N-1A

                                        PART C

                                  OTHER INFORMATION


                              LOCATION IN REGISTRATION STATEMENT


                                 Part A          Part B                Part C
                               (Prospectus)     (Statement of
                                                 Additional
                                                Information)
                                 Page No.          Page No.           Page No.
                               ------------      ------------       ------------
ITEM 25.  Persons Controlled by
          or under Common Control                                       C-18
          with Registrant

ITEM 26.  Number of Holders of
          Securities                                                    C-18

ITEM 27.  Indemnification                                               C-18

ITEM 28.  Business and Other
          Connections of                                                C-18
          Investment Adviser

ITEM 29.  Principal Underwriter                                         C-19

ITEM 30.  Location of Accounts
          and Records                                                   C-19

ITEM 31.  Management Services                                           C-19

ITEM 32.  Undertakings                                                  C-20


                                 AMWAY MUTUAL FUND
                                     FORM N-1A

                                       PART C

                                 OTHER  INFORMATION


                CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


Amway Mutual Fund
Ada, Michigan

     We hereby consent to the incorporation by reference in the Statement of Additional Information constituting a part of this Registration Statement of our report dated January 16, 1998, relating to the financial statements, schedules and selected per share data and ratios of Amway Mutual Fund, Inc. appearing in the Company's Annual Shareholders Report for the year ended December 31, 1997.


     We also consent to the reference to us under the captions "Financial Highlights" in the Prospectus and "Auditors" in the Statement of Additional Information.



                                   /s/ BDO Seidman, LLP

                                   BDO Seidman, LLP



Grand Rapids, Michigan
September 1, 1998

                       TRANSFER AGENT AND SHAREHOLDER SERVICES
                                      AGREEMENT


     THIS AGREEMENT is made and entered into on this 25th day of June, 1998, by and between Amway Mutual Fund Trust (the "Trust") on behalf of the Amway Mutual Fund (the "Fund") and Amway Management Company a corporation organized under the laws of the State of Michigan (hereinafter referred to as the "Agent").

     WHEREAS, the Agent is among other things, a transfer and dividend disbursing agent; and

     WHEREAS, the Trust desires to retain the Agent to be the Transfer Agent and Shareholder Servicing Agent for the Fund's Class R series of units of beneficial interest.

     NOW, THEREFORE, the Trust and the Agent do mutually promise and agree as follows:

1.   Terms of Appointment; Duties of the Transfer Agent.

     Subject to the terms and conditions set forth in this Agreement, the Trust hereby employs and appoints the Agent to act as transfer agent and dividend disbursing agent for the Fund's Class R series of units of beneficial interest ("shares").

     The Agent shall perform all of the customary services of a transfer agent and dividend disbursing agent, and as relevant, agent in connection with accumulation, open account or similar plans (including without limitation any periodic investment plan or periodic withdrawal program), including but not limited to:

     A.   Receive orders for the purchase of units of shares;

     B. Process purchase orders and issue the appropriate number of certificated or uncertificated shares with such uncertificated shares being held in the appropriate shareholder account.

     C.   Process redemption requests received in good order;

     D.   Pay monies;

     E. Process transfers of shares in accordance with the shareowner's instructions;

     F.   Process exchanges between funds within the same family of funds;

     G. Issue and/or cancel certificates as instructed; replace lost, stolen or destroyed certificates upon receipt of satisfactory indemnification or surety bond;

     H. Prepare and transmit payments for dividends and distributions declared by the Fund;

     I. Make changes to shareholder records, including, but not limited to, address changes in plans (i.e., systematic withdrawal, automatic investment, dividend reinvestment, etc.);

     J. Record the issuance of shares of the Fund and maintain, pursuant to Securities Exchange Act of 1934 Rule 17ad-10(e), a record of the total number of shares of the Fund which are authorized, issued and outstanding;

     K. Prepare shareholder meeting lists and, if applicable, mail, receive and tabulate proxies;

     L. Provide shareholder account information upon request and prepare and mail confirmations and statements of account to shareholders for all purchases, redemptions and other confirmable transactions as agreed upon with the Fund.

2.   Terms of Appointment; Duties of Shareholder Services Agent.

     The Trust hereby employs the Agent to be the Shareholder Services Agent for the Fund's Class R shares for the period and on the terms set forth in this Agreement. The Agent shall perform such services to the record and/or beneficial owners of Class R shares as may be agreed to between the Agent and the Fund, including but not limited to:

     A. Mailing Fund prospectuses and periodic Fund reports to Class R shareholders;

     B.   Mailing proxy materials to Class R shareholders;

     C. Responding to inquiries from Class R shareholders with respect to the Fund or their particular accounts;

     D. Providing information to Class R shareholders about the Fund and about retirement investments in general; and

     E. Conducting financial seminars designed to assist in the education of Class R shareholders with respect to mutual funds generally and the Fund in particular.

3.   Expenses.

     The Agent, at its own expense and without reimbursement from the Trust, shall furnish office space, and all necessary office facilities, equipment and executive personnel for performing the services required to be performed by it under the Agreement. The Agent shall not be required to pay any expenses of the Fund. The expenses to be borne by the Fund include (but are not limited to) the following:
(i) expenses of issue, sale, repurchase and redemption of shares; (ii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to stockholders and investors; (iii) expenses of reports and notices to stockholders and of meetings of stockholders and proxy solicitations therefore; and (iv) fees and expenses related to the determination of the Fund's net asset value.

4.   Compensation.

     For the services to be rendered by the Agent hereunder, the Fund shall pay to the Agent a fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. The Agent fee shall be 1/12 of .35% (0.35% annually) of such average net assets, however that for any month in which this Agreement is not in effect for the entire month, such fee shall be reduced proportionately on the basis of the number of calendar days during which it is in effect and the fee computed upon the daily net assets of the business days during which it is so in effect.

     5.   Representations of Agent.

     The Agent represents and warrants to the Trust that:

     A. It is a corporation duly organized, existing and in good standing under the laws of Michigan;

     B. It is a registered transfer agent under the Securities Exchange Act of 1934 as amended;

     C. It is duly qualified to carry on its business in the state of Michigan;

     D. It is empowered under applicable laws and by its charter and operating agreement to enter into and perform this Agreement;

     E. All requisite company proceedings have been taken to authorize it to enter and perform this Agreement;

     F. It has and will continue to have access to the necessary facilities, equipment and personnel to perform its duties and obligations under this Agreement; and

     G. It will comply with all applicable requirements of the Securities Act of 1933 and the Securities Exchange Act of 1934, as amended, the Investment Company Act of 1940, as amended, and any laws, rules, and regulations of governmental authorities having jurisdiction.

     6.   Representations of the Trust.

     The Trust represents and warrants to the Agent that:

     A. The Trust is an open-ended diversified investment company under the Investment Company Act of 1940;

     B. The Trust is a Trust organized, existing, and in good standing under the laws of Delaware;

     C. The Fund has been duly authorized as a Series of the Trust and Class R has been duly authorized as a Class of the Fund;

     D. The Trust is empowered under applicable laws and by its Declaration of Trust and bylaws to enter into and perform this Agreement;

     E. All necessary proceedings required by the Declaration of Trust have been taken to authorize the Trust to enter into and perform this Agreement; and

     F. The Trust and the Fund will comply with all applicable requirements of the Securities and Exchange Acts of 1933 and 1934, as amended, the Investment Company Act of 1940, as amended, and any laws, rules and regulations of governmental authorities having jurisdiction.

7.   Covenants of Fund and Agent.

     The Agent shall keep records relating to the services to be performed hereunder, in the form and manner as it may deem advisable. To the extent required by Section 31 of the Investment Company Act of 1940, as amended, and the rules thereunder, the Agent agrees that all such records prepared or maintained by the Agent relating to the services to be performed by the Agent hereunder are the property of the Fund and will be preserved, maintained and made available in accordance with such section and rules and will be surrendered to the Fund on and in accordance with its request.

8.   Indemnification; Remedies Upon Breach.

     The Agent shall exercise reasonable care in the performance of its duties under this Agreement. The Agent shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which this Agreement relates, including losses resulting from mechanical breakdowns or the failure of communication or power supplies beyond the Agent's control, except a loss resulting from the Agent's refusal or failure to comply with the terms of this Agreement or from bad faith, negligence, or willful misconduct on its part in the performance of its duties under this Agreement. Notwithstanding any other provision of this Agreement, the Fund shall indemnify and hold harmless the Agent from and against any and all claims, demands, losses, expenses, and liabilities (whether with or without basis in fact or law) of any and every nature (including reasonable attorneys'
fees) which the Agent may sustain or incur or which may be asserted against the Agent by any person arising out of any action taken or omitted to be taken by it in performing the services hereunder (i) in accordance with the foregoing standards, or (ii) in reliance upon any written or oral instruction provided to the Agent by any duly authorized officer of the Fund, such duly authorized officer to be included in a list of authorized officers furnished to the Agent and as amended form time to time in writing by resolution of the Board of Directors of the Fund.

     Further, the Fund will indemnify and hold the Agent harmless against any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action, or suit as a result of the negligence of the Fund or principal underwriter (unless contributed to by the Agent's breach of this Agreement or other Agreements between the fund and the Agent, or the Agent's own negligence or bad faith); or as a result of the Agent acting upon telephone instructions relating to the exchange or redemption of shares received by the Agent and reasonably believed by the Agent under a standard of care customarily used in the industry to have originated from the record owner of the subject shares; or as a result of acting in reliance upon any genuine instrument or stock certificates signed, countersigned, or executed by any person or person authorized to sign, countersign, or execute the same.

     In the event of a mechanical breakdown or failure of communication or power supplies beyond its control, the Agent shall take all reasonable steps to minimize service interruptions for any period that such interruption continues beyond the Agent's control. The Agent will make every reasonable effort to restore any lost or damaged data and correct any errors resulting from such a breakdown at the expense of the Agent. The Agent agrees that it shall, at all times, have reasonable contingency plans with appropriate parties, making reasonable provision for emergency use of electrical data processing equipment to the extent appropriate equipment is available. Representatives of the Fund shall be entitled to inspect the Agent's premises and operating capabilities at any time during regular business hours of the Agent, upon reasonable notice to the Agent.

     Regardless of the above, the Agent reserves the right to reprocess and correct administrative errors at its own expense.

     In order that the indemnification provisions contained in this section shall apply, it is understood that if in any case the Fund may be asked to indemnify or hold the Agent harmless, the Fund shall be fully and promptly advised of all pertinent facts concerning the situation in questions, and it is further understood that the Agent will use all reasonable care to notify the Fund promptly concerning any situation which presents or appears likely to present the probability of such a claims for indemnification against the Fund. The Fund shall have the option to defend the Agent against any claim which may be the subject of this indemnification. In the event that the Fund so elects, it will so notify the Agent and thereupon the Fund shall take over Complete defense of the claim, and the Agent shall in such situation initiate no further legal or other expenses for which it shall seek indemnification under this section. The Agent shall in no case confess any claim or make any compromise in any case in which the Fund will be asked to indemnify the Agent except with the Fund's prior written consent.

     The Agent shall indemnify and hold the Fund harmless from and against any and all claims, demands, losses, expenses, and liabilities (whether with or without basis in fact or law) of any and every nature (including reasonable attorneys' fees) which may be asserted against the Fund by any person arising out of any action taken or omitted to be taken by the Agent as a result of the Agent's refusal or failure to comply with the terms of this Agreement, its bad faith, negligence, or willful misconduct.

9.   Confidentiality.

     The Agent agrees on behalf of itself and its employees to treat confidentially all records and other information relative to the Fund and its shareholders and shall not be disclosed to any other party, except after prior notification to and approval in writing by the Fund, which approval shall not be unreasonably withheld and may not be withheld where the Agent may be exposed to civil or criminal contempt proceedings for failure to comply after being requested to divulge such information by duly constituted authorities.

10.  Exclusivity.

     The services of the Agent to the Fund hereunder are not to be deemed exclusive and the Agent shall be free to furnish similar services to others as long as the services hereunder are not impaired thereby. During the period that this Agreement is in effect, the Agent shall be the Fund's sole administrator.

11.  Records.

     The Agent shall keep records relating to the services to be performed hereunder, in the form and manner, and for such period as it may deem advisable and is agreeable to the Fund but not inconsistent with the rules and regulations of appropriate government authorities, in particular, Section 31 of The Investment Company Act of 1940 as amended (the "Investment Company Act"), and the rules thereunder. The Agent agrees that all such records prepared or maintained by The Agent relating to the services to be performed by The Agent hereunder are the property of the Fund and will be preserved, maintained, and made available with such section and rules of the Investment Company Act and will be promptly surrendered to the Fund on and in accordance with its request.

12.  Michigan Law to Apply.

     This Agreement shall be construed and the provisions thereof interpreted under and in accordance with the laws of the state of Michigan.

13.  Amendment, Assignment, Termination and Notice.

     A. This Agreement may be amended by the mutual consent of the parties; provided, however, that in no event may it be amended without the approval of the board of directors of the Fund in the manner required by the Act.

     B. This Agreement may be terminated upon sixty (60) day's written notice given by one party to the other.

     C. This Agreement and any right or obligation hereunder may not be assigned by either party without the signed, written consent of the other party.

     D. Any notice required to be given by the parties to each other under the terms of this Agreement shall be in writing, addressed and delivered, or mailed to the principal place of business of the other party.

     E. In the event that the Trust gives to the Agent its written intention to terminate and appoint a successor transfer agent, the Agent agrees to cooperate in the transfer of its duties and responsibilities to the successor, including any and all relevant books, records and other data established or maintained by the Agent under this Agreement.

     F. Should the Trust exercise its rights to terminate, all out-of-pocket expenses associated with the movement of records and material will be paid by the Trust.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed on the day first above written.


AMWAY MUTUAL FUND TRUST                  AMWAY MANAGEMENT COMPANY

By: /s/ James J. Rosloniec               By: /s/ Allan D. Engel
    ---------------------------              ---------------------------
    James J. Rosloniec                       Allan D. Engel
    President                                President

                                    JOHN DOUGHERTY
                                   ATTORNEY AT LAW
                                      SUITE 500
                            1155 CONNECTICUT AVENUE, N.W.
                                WASHINGTON, D.C. 20036
                               TELEPHONE (202) 364-4443
                                  FAX (202) 966-9155


Amway Mutual Fund Trust
7575 East Fulton Road
Ada, Michigan  49355

                      Re:     1933 Act Registration Statement
                              No. 2-39663

Dear Sirs:

     In connection with the registration under the Securities Act of 1933 of an indefinite number of Class R shares of beneficial interest, $1.00 par value per share (the "Shares"), of Amway Mutual Fund (the "Fund"), which is a series of Amway Mutual Fund Trust (the "Trust"), I have reviewed the actions taken by the Trustees of the Trust to organize the Trust and to authorize the issuance and sale of the Shares. In addition, I have examined the Trust's Certificate of Trust and Agreement and Declaration of Trust, the above captioned Registration Statement, certificates of public officials and officers of the Fund, and such other documents as I have considered necessary for the purposes of this opinion.

     Based upon the foregoing, and having regard for legal considerations which I deem relevant, it is my opinion that the Class R Shares have been duly authorized and, when issued and paid for as described in the Registration Statement, will be validly issued, fully paid and non-assessable by the Trust.

                              Very truly yours,


                              /s/ John Dougherty

                              John Dougherty

                              AMWAY  MUTUAL  FUND  TRUST

                   MULTIPLE  CLASS  PLAN  FOR  AMWAY  MUTUAL  FUND

     Amway Mutual Fund Trust (the "Trust") hereby adopts this Multiple Class Plan with respect to the units of beneficial interest ("Shares") of Amway Mutual Fund (the "Fund"), a series of the Trust. This Plan is adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 (the "1940 Act").

A.   CLASSES  OFFERED.

     The Fund offers the following classes of Shares:

     1.   Class A.

     Class A shares are offered to members of the general public and are sold without the imposition of any sales charges. However, shares of Class A are subject to a Plan and Agreement of Distribution ("Rule 12b-1 Plan"), which the Trust has adopted pursuant to Rule 12b-1 under the 1940 Act. Under this plan, Amway Management Company provides certain services in connection with distributing Class A shares, and receives compensation at a maximum annual rate of 0.25% of the average daily net assets attributable to the Class A Shares.

     Amway Management Company serves as Transfer Agent for Shares of Class A and receives monthly fees of $1.167 per account, subject to certain adjustments. Class A shares require a minimum initial investment of $500, and minimum subsequent investments of $50.

     2.   Class R.

     Class R shares are offered to tax-exempt retirement and benefit plans of Amway Corporation and its affiliates. Class R Shares are sold without the imposition of any sales charges or Rule 12b-1 fees.

     Amway Management Company serves as Transfer Agent and Shareholder Servicing Agent for Shares of Class R, and receives compensation at a maximum annual rate of 0.35% of the average daily net assets attributable to the Class R Shares. Class R shares are not subject to any minimum requirements for initial or subsequent investments.

B.   EXPENSES.

     Expenses that are not attributable to a particular Class are allocated based on the relative daily net assets of each Class. Certain expenses ("Class Expenses") are attributable to a particular Class and are charged directly to the net assets of that Class. Expenses allocated to a particular Class are borne on a pro rata basis by the outstanding Shares of that Class.

     Examples of Class Expenses include: (1) Rule 12b-1fees, (2) transfer agent and shareholder servicing fees attributable to a specific Class, (3) stationary, printing, postage, and delivery expenses related to preparing and distributing materials such as shareholder reports, prospectuses, and proxy statements to current shareholders of a Class, (4) Blue Sky registration fees incurred by a Class, (5) SEC registration fees incurred by a Class, (6) trustees' fees or expenses incurred as a result of issues relating to one Class, (8) accounting fees relating solely to one Class, (9) litigation expenses and legal fees and expenses relating to a particular Class, and (10) expenses incurred in connection with shareholders meetings as a result of issues relating to one Class.

C.   VOTING RIGHTS.

     Each Class has exclusive voting rights with respect to matters that exclusively affect that Class.

                                 AMWAY MUTUAL FUND
                                     FORM N-1A

                                      PART  C

                                 OTHER INFORMATION


ITEM 25.  Persons Controlled by or under Common Control with Registrant

          Not Applicable.

ITEM 26.  Number of Holders of Securities

          Listed below is the number of Amway Mutual Fund Trust holders of shares of beneficial interest as of August 31, 1998 for both Class A and Class R, the only classes of ownership issued by the Trust, with a par value of $1.


                    Title of Class                     Number of Record Holders
               ----------------------------            ------------------------
               Class A Beneficial Interests                    19,158

               Class R Beneficial Interests                         0

ITEM 27.  Indemnification

          Indemnification is covered in Section 9 of the Principal Underwriter Agreement between Amway Mutual Fund and Amway Management Company, which is filed as an exhibit hereto. Also, a Joint Directors and Officers Liability Insurance Policy for Amway Management Company and Amway Mutual Fund. is provided by those entities. The Sixth Article of the Agreement and Declaration of Trust of Amway Mutual Fund, which is filed as an exhibit hereto, provides for indemnification for any person to the extent permitted by law.

ITEM 28.  Business and Other Connections of Investment Adviser.

          Amway Management Company acts as the investment advisor, principal underwriter, and transfer agent for Amway Mutual Fund and as a servicing agent for the Cash Equivalent Fund.

          Business histories of each Director and Officer of the Investment Adviser of the Registrant are incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 43, Part C, Pages 233 through 240.

          Business histories of the Sub-Adviser for the Registrant and of each of its Directors and Officers are incorporated by reference to the Registration Statement under the Securities Act of 1933, Post Effective Amendment No. 43, Part C, Pages 241 through 242.

                            AMWAY MUTUAL FUND
                                FORM N-1A

                                 PART  C

                            OTHER INFORMATION

ITEM 29.  Principal Underwriter

     (a) The principal underwriter, Amway Management Company, acts as such only for Amway Mutual Fund. Listed below is the information required pertaining to the individual Directors and Officers of the principal underwriter. There is no other principal underwriter.


     (b)  Name and Principal            Positions and Office            Position and Offices
          Business Address                With Underwriter                With Registrant
          ----------------                ----------------                ---------------
          James J. Rosloniec            Vice President, Treasurer       President, Treasurer
          7575 Fulton Street, East      and Director                    and Trustee
          Ada, MI  49355-0001

          Allan D. Engel                President, Secretary and        Secretary, Assistant
          7575 Fulton Street, East      Director                        Treasurer and Trustee
          Ada, MI  49355-7150


     (c)  Not Applicable.

ITEM 30.  Location of Accounts and Records

          With respect to each account, book, or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder, all transfer agent and shareholder records are in the custody and control of Amway Management Company., Ada, Michigan, pursuant to the Common Records Agreement Among Amway Mutual Fund and Amway Management Company, all portfolio securities held or in transfer are under the control of the Custodian, Michigan National Bank, Grand Rapids, Michigan; all portfolio security records and brokerage records related thereto are in the custody and control of Amway Management Company, Ada, Michigan, or Ark Asset Management Company, Inc., the Sub-Adviser, pursuant to the Sub-Advisory Agreement; and all remaining records are in the custody and control of Amway Mutual Fund, Ada, Michigan.

ITEM 31.  Management Services

          Amway Management Company has entered into a contract with DST, Inc. which provides access to a data processing recordkeeping system for stockholder accounting. The system provides and supports remote terminal access to DST facilities for the maintenance of stockholder records, processing of information, and the generation of output with respect thereto. Pursuant to this agreement, Amway Management has paid to DST, including equipment costs, telephone lines, and service fees for the three years ending August 31, 1997, the fiscal year-end, a total of $279,930.59.

                                  AMWAY MUTUAL FUND
                                      FORM N-1A

                                       PART  C

                                  OTHER INFORMATION


ITEM 32.  Undertakings

          (a)  Not applicable.

          (b)  Not applicable.

          (c) Amway Mutual Fund undertakes to furnish to each person to whom a prospectus is delivered a copy of the Fund's latest Annual Report to Shareholders, upon request and without charge.

                                  AMWAY MUTUAL FUND
                                      FORM N-1A

                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) Under the Securities Act of 1933, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the Township of Ada, and State of Michigan, on the first day of September, 1998.

--------------------------------------------------------------------------------

                                                         AMWAY MUTUAL FUND TRUST
--------------------------------------------------------------------------------

                                                    By  /s/ James J. Rosloniec
                                                        ----------------------
                                                        JAMES J. ROSLONIEC
                                                        President
--------------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
--------------------------------------------------------------------------------

Signature                    Title and Capacity                     Date
--------------------------------------------------------------------------------


/s/James J. Rosloniec        Principal Executive and              August, 1998
-----------------------      Financial Officer and                ------------
   JAMES J. ROSLONIEC        Trustee


/s/ Allan D. Engel           Principal Accounting                 August, 1998
-----------------------      Officer and Trustee                  ------------
   ALLAN D. ENGEL


RICHARD A. DEWITT            Trustee


DONALD H. JOHNSON            Trustee

WALTER T. JONES              Trustee


By /s/ James J. Rosloniec
  -----------------------                                         August, 1998
  JAMES J. ROSLONIEC                                              ------------
  (Attorney-in-Fact)

                                 AMWAY MUTUAL FUND
                                     FORM N-1A

                                     SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) Under the Securities Act of 1933, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the Township of Ada, and State of Michigan, on the day of JUNE, 1998.

--------------------------------------------------------------------------------
                                                         AMWAY MUTUAL FUND TRUST
--------------------------------------------------------------------------------

                                             By _____________________
                                                JAMES J. ROSLONIEC
                                                President
--------------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
--------------------------------------------------------------------------------

Signature                    Title and Capacity                     Date
--------------------------------------------------------------------------------


-------------------------    Principal Executive and                June, 1998
   JAMES J. ROSLONIEC        Financial Officer and                  ----------
                             Trustee
                             -------

-------------------------    Principal Accounting                   June, 1998
   ALLAN D. ENGEL            Officer and Trustee                    ----------
                                         -------

RICHARD A. DEWITT            Trustee
                             -------

DONALD H. JOHNSON            Trustee
                             -------

WALTER T. JONES              Trustee
                             -------

By                                                                  June, 1998
  -----------------------                                           ----------
  JAMES J. ROSLONIEC
  (Attorney-in-Fact)